Note 16 - Segmented Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
16.	Segmented information

The Company operates in
one
reportable operating segment, being the acquisition and exploration of mineral resource properties.

The Company’s non-current assets are located in the following geographic locations:

	December 31, 2019	December 31, 2018
Canada	$339,364	$86,372
United States	14,098,446	13,673,883
Mexico	56,976,748	54,683,143
	$71,414,558	$68,443,398